PAGE 1
IDS Extra Income Fund
1995 annual report
(prospectus enclosed)

(Icon of) cornucopia

The primary goal of IDS Extra Income Fund, Inc. is to provide high current income. Capital growth is a secondary goal. The Fund invests primarily, and may invest all of its assets, in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. These securities generally have greater price fluctuations than higher-rated securities and are more likely to experience a default. Investors should carefully consider these risks before investing. See the prospectus sections entitled "Types of Fund investments and their risks" and "Facts about investments and their risks."

(This annual report includes a prospectus that describes in detail the fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.
PAGE 2
(Icon of) cornucopia

Bonds with something extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns. High-yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk.

These are the bonds that Extra Income Fund invests in. High-yield bonds are issued by a wide range of companies - from well-established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history.

Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to reduce the investment risk for shareholders.
PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1995 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of your Fund                        7
Long-term performance                               8
Independent auditors' report                        9
Financial statements                               10
Notes to financial statements                      13
Investments in securities                          23
IDS mutual funds                                   35
Federal income tax information                     38

1995 prospectus

The Fund in brief
Goals                                              3p
Types of Fund investments and their risks          3p
Proposed conversion to master/feeder structure     3p
Manager and distributor                            3p
Portfolio manager                                  3p
Alternative purchase arrangements                  3p

Sales charge and Fund expenses                     4p

Performance
Financial highlights                               6p
Total returns                                      7p
Yield                                              9p

Investment policies and risks
Facts about investments and their risks           10p
Valuing Fund shares                               15p

How to purchase, exchange or redeem shares
Alternative purchase arrangements                 16p
How to purchase shares                            19p
How to exchange shares                            22p
How to redeem shares                              22p
Reductions and waivers of the sales charge        27p

Special shareholder services
Services                                          31p
Quick telephone reference                         31p

PAGE 4
Distributions and taxes
Dividend and capital gain distributions           32p
Reinvestments                                     33p
Taxes                                             33p
How to determine the correct TIN                  35p

How the Fund is organized
Shares                                            36p
Voting rights                                     36p
Shareholder meetings                              36p
Special considerations regarding
   master/feeder structure                        37p
Directors and officers                            39p
Investment manager and transfer agent             41p
Distributor                                       42p

About American Express Financial Corporation
General information                               43p

Appendices
Description of corporate bond ratings             44p
Descriptions of derivative instruments            46p

(This annual report is not part of the prospectus.)
PAGE 5
To our shareholders

(Picture of William Pearce)
William R. Pearce
President of the fund

(Picture of Jack Utter)
Jack Utter
Portfolio manager

From the president

As I indicated in the Fund's previous reports, new agreements between the Fund and American Express Financial Corporation (AEFC) were approved by shareholders in November 1994. The new agreements became effective when the Fund began offering multiple classes of shares on March 20, 1995.

The advantage of offering more than a single class of shares is that investors may choose how they wish to pay sales charges. A portion of these charges compensates your American Express financial advisor (formerly called your IDS planner), who is committed to providing you with outstanding services.

Adding new classes of mutual fund shares does make the presentation of financial information in this report more complex. However, we will continue our effort to make the reports easier to read and understand. Meanwhile, your American Express financial advisor is available to answer your questions.

(signature)
William R. Pearce

From the portfolio manager

After enduring one of its worst years in history during 1994, the bond market took the turning of the calendar as a cue to stage a strong recovery during 1995. The Fund was in a good position to benefit from the upturn, and ultimately rewarded patient shareholders with a substantial total return for the fiscal year (September 1994 through August 1995).

The period began with bonds still suffering from the impact of its number-one nemesis - higher interest rates, which had plagued the market since early 1994. (Rising interest rates depress bond values, while falling rates enhance them. Bond mutual funds are similarly affected.) While high-yield bonds are less sensitive to interest-rate changes than other sectors of the market, they nevertheless were affected.

A welcome relief

Much to the relief of bond investors, January ushered in not only a new year but a new psychology in the bond market. The change was both rapid and remarkable. Late last year, talk centered on the possibility of strong economic growth leading to even higher interest rates. However, the new year brought new talk: the economy might gradually slow down, take the upward pressure off inflation and allow interest rates to find some relative stability. PAGE 6
Very soon, money began flowing back into the bond market, and prices responded quickly and positively. At first, the upswing was driven by professional investors such as mutual fund managers, many of whom were holding substantial supplies of cash generated by their bond-selling in previous months. Mutual fund investors then began moving back into the market, fostering even more buying and, naturally, still-higher bond prices.

Casinos, 'zeros' gain ground

The positive forces remained in place throughout most of the spring and summer. Particularly productive during the upswing were the Fund's holdings among bonds issued by casinos and communications companies, as well as zero coupon bonds. Complementing them were gains from bonds of paper/packaging and chemical companies, as well as a modest amount of mortgage-backed instruments. In other categories, bonds issued by retailers and restaurants were relatively poor performers, but because of the portfolio's minor exposure to those areas, Fund performance was largely unaffected. As it has for some time, the fund maintained an essentially fully invested portfolio - that is, it held only a small amount of cash reserves, preferring instead to keep the great majority of assets invested in high-yield bonds.

As we begin a new fiscal year, I'm encouraged by prospects for a continuation of the positive framework the market has recently enjoyed: modest economic growth, low inflation and a less restrictive interest-rate policy by the Federal Reserve. I expect those factors to remain in place in the months ahead, which would bode well for the bond market as a whole, including high-yield assets.

(signature)
Jack Utter

Class A
12-month performance
(All figures per share)
Net asset value (NAV)
------------------------------
Aug. 31, 1995            $4.15
Aug. 31, 1994            $4.02
Increase                 $0.13

Distributions
Sept. 1, 1994 - Aug. 31, 1995
------------------------------
From income              $0.39
From capital gains       $  --
Total distributions      $0.39
Total return**          +14.2%***

PAGE 7
Class B
March 20, 1995 - Aug. 31, 1995
(All figures per share)
Net asset value (NAV)
------------------------------
Aug. 31, 1995            $4.15
March 20, 1995*          $3.93
Increase                 $0.22

Distributions
March 20, 1995* - Aug. 31, 1995
------------------------------
From income              $0.17
From capital gains       $  --
Total distributions      $0.17
Total return**           +9.9%***

Class Y
March 20, 1995 - Aug. 31, 1995
(All figures per share)
Net asset value (NAV)
------------------------------
Aug. 31, 1995            $4.15
March 20, 1995*          $3.93
Increase                 $0.22

Distributions
March 20, 1995* - Aug. 31, 1995
------------------------------
From income              $0.19
From capital gains       $  --
Total distributions      $0.19
Total return**          +10.4%***

  *Inception date.
 **The prospectus discusses the effect of sales charges, if any, on the various classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

PAGE 8

                           Your fund's ten largest holdings
                           (Pie chart)
                           The ten holdings listed here make up 13.69% of the Fund's
                           net assets
_____________________________________________________________________________________

                                                       Percent                 Value
                                         (of fund's net assets) (as of Aug. 31, 1995)
_____________________________________________________________________________________
Comcast Cellular                                       1.96%           $37,312,500
Zero Coupon 2000

G-I Holdings                                           1.92             36,375,000
Zero Coupon Sr Nts 1998

Gaylord Container                                      1.47             28,000,000
Zero Coupon Sr Sub Disc Deb 1996

Adelphia Communications                                1.41             26,735,372
Pay-in-Kind 2004

Trump Taj Mahal Funding                                1.33             25,269,402
Pay-in-Kind 1999

Mesa Capital                                           1.22             23,125,000
7.312 2005

Kash n' Karry Food Stores                              1.41             21,738,544
Common Stock

Tenet Healthcare                                       1.11             21,050,000
10.125% Sr Sub Nts 2005

PT Indah Kiat Pulp & Paper                             1.09             20,625,000
11.875% 2002

Intermedia Communications of Florida                   1.04             19,769,672
11% 2015

Total

PAGE 9
Making the most of your fund

Average annual total return
(as of Aug. 31, 1995)
Class A
1 year              5 years             10 years
+8.45%              +14.02%             +9.58%

Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Aug. 31, 1995 were +4.85%, 5.01% and +10.41%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A reflect the deduction of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

To keep your assets growing steadily, one of the best ways to use the fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00
Feb          100          18            5.56
Mar          100          17            5.88
Apr          100          15            6.67
May          100          16            6.25
June         100          18            5.56
July         100          17            5.88
Aug          100          19            5.26
Sept         100          21            4.76
Oct          100          20            5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low

(arrow in table pointing to August) and fewer shares when the per share market price is high.

PAGE 10
You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

Three ways to benefit from a mutual fund:

o your shares increase in value when the fund's investments do well

o you receive capital gains when the gains on investments sold by the fund exceed losses

o you receive income when the fund's dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the fund or another fund.

Class A*
How your $10,000 has grown in IDS Extra Income Fund

Average annual total return
(as of Aug. 31, 1995)                                  X
1 year   5 years  10 years              $24,982 Extra Income
+8.45%   +14.02%  +9.58%                        Fund


                            --- Lehman Aggregate
                                Bond Index

x $9,500
(line graph showing Extra Income Fund tracking slightly below
 Lehman Aggregate Bond Index)
'85   '86   '87   '88   '89   '90   '91   '92   '93   '94   '95

* The graph above is for Class A only. Class B and Class Y are not shown. Total returns for Class A, Class B and Class Y for the period from March 20, 1995 to Aug. 31, 1995 were +4.85%, +5.01%
   and +10.41%, respectively. March 20, 1995 was the inception date for Class B and Class Y. Total return for Class A is shown for comparative purposes. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

(The following two paragraphs appear in the margin next to the graph:)

Assumes: -Holding period from 8/31/85 to 8/31/95. -Returns do not reflect taxes payable on distributions. -Also see "Performance" in the Fund's current prospectus. -Reinvestment of all income and capital gain distributions for the Fund, with a value of $16,964.

The Lehman Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Extra Income Fund.
PAGE 11
On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Aggregate Bond Index. In comparing Extra Income Fund with this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index. If you were actually to buy either individual bonds or bond mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the deduction of the maximum sales charge as discussed in the prospectus. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Independent auditors' report

The board of directors and shareholders
IDS Extra Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Extra Income Fund, Inc. as of August 31, 1995, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended August 31, 1995, and the financial highlights for each of the years in the ten-year period ended August 31, 1995. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Extra Income Fund, Inc. at August 31, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period ended
August 31, 1995, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
October 6, 1995
PAGE 13
                          Financial statements
                          Statement of assets and liabilities
                          IDS Extra Income Fund, Inc.
                          Aug. 31, 1995

_____________________________________________________________________________________________________________

                          Assets
_____________________________________________________________________________________________________________
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers
 (identified cost $1,832,716,421)                                                          $1,852,428,126
Investments in securities of affiliated issuers
  (identified cost $31,062,250)                                                                24,919,677
Cash in bank on demand deposit                                                                  4,764,166
Dividends and accrued interest receivable                                                      40,046,061
_____________________________________________________________________________________________________________

Total assets                                                                               1,922,158,030
_____________________________________________________________________________________________________________

                          Liabilities
_____________________________________________________________________________________________________________
Dividends payable to shareholders                                                               2,863,256
Payable for investment securities purchased                                                     8,479,267
Payable upon return of securities loaned (Note 4)                                              11,030,250
Accrued investment management services fee                                                         60,120
Accrued distribution fee                                                                            3,071
Accrued service fee                                                                                18,183
Accrued transfer agency fee                                                                         8,820
Accrued administrative services fee                                                                 4,953
Other accrued expenses                                                                            223,042
_____________________________________________________________________________________________________________

Total liabilities                                                                            22,690,962
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                         $1,899,467,068
_____________________________________________________________________________________________________________

                          Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value;                       $    4,574,280
Additional paid-in capital                                                                  2,158,133,020
Undistributed net investment income                                                             7,554,854
Accumulated net realized loss (Notes 1 and 7)                                               (284,364,218)
Unrealized appreciation                                                                        13,569,132
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                   $1,899,467,068
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:  Class A                                      $1,821,708,761
                                              Class B                                      $   76,174,216
                                              Class Y                                      $    1,584,091
Net asset value per share of outstanding capital stock:  Class A shares  438,700,879           $         4.15
                                                         Class B shares   18,345,617           $         4.15
                                                         Class Y shares      381,486           $         4.15

See accompanying notes to financial statements.

PAGE 14
                          Financial statements

                          Statement of operations
                          IDS Extra Income Fund, Inc.
                          Year ended Aug. 31, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
Income:
Interest                                                                                     $170,484,760
Dividends (net of foreign taxes withheld of $22,018)                                            9,157,336
_____________________________________________________________________________________________________________

Total income                                                                                  179,642,096
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                              9,856,787
Distribution fee
   Class A                                                                                        375,920
   Class B                                                                                        113,608
Transfer agency fee                                                                             1,786,047
Incremental transfer agency fee - Class B                                                           1,228
Service fee
   Class A                                                                                      1,379,500
   Class B                                                                                         26,508
Administrative services fee                                                                       384,474
Compensation of directors                                                                          33,343
Compensation of officers                                                                           19,349
Custodian fees                                                                                    108,157
Postage                                                                                           257,898
Registration fees                                                                                 154,536
Reports to shareholders                                                                           107,662
Audit fees                                                                                         36,500
Administrative                                                                                     17,909
Other                                                                                              26,362
_____________________________________________________________________________________________________________
Total expenses                                                                                14,685,788
_____________________________________________________________________________________________________________
Investment income -- net                                                                      164,956,308
_____________________________________________________________________________________________________________
                          Realized and unrealized gain (loss) -- net
_____________________________________________________________________________________________________________
Net realized loss on security and foreign currency transactions (including loss of $415
    from foreign currency transactions)(Note 3)                                              (94,618,530)
Net change in unrealized appreciation or depreciation                                        154,638,498
_____________________________________________________________________________________________________________

Net gain on investments and foreign currency                                                   60,019,968
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                                         $224,976,276
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

                          Financial statements

                          Statements of changes in net assets
                          IDS Extra Income Fund, Inc.
                          Year ended Aug. 31,

_____________________________________________________________________________________________________________

                          Operations and distributions                           1995                1994
_____________________________________________________________________________________________________________
Investment income -- net                                                  $  164,956,308   $  163,697,253
Net realized gain (loss) on investments and foreign currency                 (94,618,530)      31,955,638
Net change in unrealized appreciation or depreciation                        154,638,498     (206,694,603)
_____________________________________________________________________________________________________________

Net increase (decrease) in net assets resulting from operations              224,976,276      (11,041,712)
_____________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
      Class A                                                               (163,086,676)    (161,824,143)
      Class B                                                                 (1,285,639)              --
      Class Y                                                                    (64,716)              --
_____________________________________________________________________________________________________________
Total distributions                                                         (164,437,031)    (161,824,143)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 5)
_____________________________________________________________________________________________________________

Proceeds from sales
   Class A shares (Note 2)                                                   386,116,539      557,279,130
   Class B shares                                                             76,560,620               --
   Class Y shares                                                              2,243,811               --
Reinvestment of distributions at net asset value
   Class A shares                                                            105,087,318      103,446,970
   Class B shares                                                                977,944               --
   Class Y shares                                                                 60,615               --
Payments for redemptions
   Class A shares                                                           (354,557,559)    (409,030,424)
   Class B shares (Note 2)                                                    (2,378,996)              --
   Class Y shares                                                               (807,210)              --
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                       213,303,082      251,695,676
_____________________________________________________________________________________________________________

Total increase in net assets                                                 273,842,327       78,829,821

Net assets at beginning of year                                           1,625,624,741    1,546,794,920
_____________________________________________________________________________________________________________
Net assets at end of year
  (including undistributed net investment income of
   $7,554,854 and $7,035,992)                                             $1,899,467,068   $1,625,624,741
_____________________________________________________________________________________________________________
See accompanying notes to financial statements

Notes to financial statements

IDS Extra Income Fund, Inc.

___________________________________________________________________

1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put PAGE 17 option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the PAGE 18 resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $415 resulting in a net reclassification adjustment to decrease accumulated net realized loss by $415.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Fund does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________

2. Expenses and sales charges

Under terms of a prior agreement that ended March 19, 1995, the Fund paid AEFC a fee for managing its investments, recordkeeping and other specified services. The fee was a percentage of the Fund's average daily net assets consisting of a group asset charge in reducing percentages from 0.46% to 0.32% annually on the PAGE 19 combined net assets of all non-money market Funds in the IDS MUTUAL FUND GROUP and an individual annual asset charge of 0.21% of average daily net assets.

Also under the terms of a prior agreement, the Fund paid AEFC a distribution fee at an annual rate of $6 per shareholder account and a transfer agency fee at an annual rate of $15.50 per shareholder account. The transfer agency fee was reduced by earnings on monies pending shareholder redemptions.

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under an Administrative Services Agreement, the fund pays AEFC for administration and accounting services at a percentage of the fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges by American Express Financial Advisors Inc. for distributing Fund shares were $7,919,077 for Class A and $3,236 for Class B for the year ended Aug. 31, 1995.

The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded
PAGE 20
but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $9,546 for the year ended Aug. 31, 1995.
___________________________________________________________________

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,343,222,071 and $1,128,488,834, respectively, for the year ended Aug. 31, 1995. Realized gains and losses are determined on an identified cost basis.
___________________________________________________________________

4. Lending of portfolio securities

At Aug. 31, 1995, securities valued at $10,753,225 were on loan to brokers. For collateral, the Fund received $11,030,250 in cash. Income from securities lending amounted to $122,931 for the year ended Aug. 31, 1995. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
___________________________________________________________________

5. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                         Period ended Aug. 31, 1995                Year ended
                                                                      8/31/94
                         Class A       Class B*       Class Y*        Class A
______________________________________________________________________________
Sold                  97,298,897    18,688,995         565,786    126,616,129
Issued for reinvested 26,443,241       236,714          14,823     23,746,710
  distributions
Redeemed             (89,533,246)     (580,092)       (199,123)   (94,149,106)
______________________________________________________________________________
Net increase          34,208,892    18,345,617         381,486     56,213,733
______________________________________________________________________________
*Inception date was March 20, 1995.

___________________________________________________________________

6. Illiquid securities

At Aug. 31, 1995, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Aug. 31,
PAGE 21
1995 was $33,122,797, representing 1.7% of net assets. Pursuant to guidelines adopted by the Fund's board of directors, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.
___________________________________________________________________

7. Capital loss carryover

For federal income tax purposes, the Fund had a capital loss carryover of $289,111,735 at Aug. 31, 1995, that will expire in 2002 to 2004 if not offset by subsequent capital gains. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.
___________________________________________________________________

8. Financial highlights

"Financial highlights" showing per share data and selected information is presented on page 6 of the prospectus.

PAGE 22

                         Investments in securities                                            (Percentages represent value of
                         IDS Extra Income Fund, Inc.                                      investments compared to net assets)
                         Aug. 31, 1995

Investments in securities of unaffiliated issuers
_____________________________________________________________________________________________________________________________

Bonds (88.1%)
_____________________________________________________________________________________________________________________________
Issuer                                                 Coupon          Maturity        Principal                     Value(a)
                                                         rate              year           amount
_____________________________________________________________________________________________________________________________
Mortgage-backed securities (2.2%)
Federal Home Loan Mtge Corp                             6.875%      1995-2017   $     7,804 (b)           $        7,969
    Collateralized Mtge Obligation                      3.24          2023        9,550,866                    4,999,019
     Inverse Floater                                    5.39          2023        3,352,980 (l)                2,666,994
                                                        6.012         2023        4,000,000 (l)                2,660,920
                                                        6.061         2023        4,543,459 (l)                3,323,631
                                                        6.108         2023        1,855,844                    1,504,310
                                                        6.356         2023        9,000,000 (l)                5,625,000
                                                        7.227         2023        4,407,829 (l)                2,972,420
                                                        7.262         2024        9,865,946 (l)                6,459,827
                                                        8.015         2022        7,643,243 (l)                6,233,752
Resolution Trust                                        8.00          2026        7,010,013                    5,397,710
                                                                                                          ______________
Total                                                                                                         41,851,552
_____________________________________________________________________________________________________________________________
Financial (3.5%)
Banks and savings & loans (0.3%)
First Nationwide Holdings
    Sr Nts                                             12.25          2001        6,000,000                   6,427,500
_____________________________________________________________________________________________________________________________
Financial services (0.7%)
Malan Realty Investors REIT
    Cv Sub Deb                                          9.50          2004        2,750,000                    2,437,188
Olympic Financial
    Sr Nts                                             13.00          2000        9,500,000 (m)               10,034,375
                                                                                                          ______________
Total                                                                                                         12,471,563
_____________________________________________________________________________________________________________________________
Insurance (2.5%)
Americo Life
    Sr Sub Nts                                          9.25          2005       15,000,000                   13,856,250
I.C.H.
    Sr Sub Nts                                         11.25          1996       17,000,000 (d)               12,218,750
Life Partners
    Sr Sub Nts                                         12.75          2002       10,000,000                   11,037,500
Reliance Group Holdings
    Sr Sub Deb                                          9.75          2003       10,000,000 (m)                9,762,500
                                                                                                           _____________
Total                                                                                                         46,875,000
_____________________________________________________________________________________________________________________________
Industrial (68.9%)
Aerospace & defense (1.7%)
Alliant Techsystems
    Sr Sub Nts                                         11.75          2003        8,000,000                    8,700,000
Sequa
    Sr Sub Nts                                          9.375         2003       16,000,000                   14,900,000
TransDigm
    Sr Secured Nts                                     13.00          2000        8,950,000 (e)                8,189,250
                                                                                                          ______________
Total                                                                                                         31,789,250
_____________________________________________________________________________________________________________________________
Automotive & related (0.5%)
Penda
    Sr Nts                                             10.75          2004       10,000,000                   8,912,500
_____________________________________________________________________________________________________________________________
Beverages & tobacco (0.6%)
Liggett Group                                          11.50          1999       15,000,000                  10,875,000
_____________________________________________________________________________________________________________________________
See accompanying notes to investments in securities.
PAGE 23
Building materials (2.6%)
Amer Standard
    Zero Coupon Sr Sub Disc Deb                        10.46          1998       15,000,000 (f)               11,625,000
MDC Holdings                                           11.125         2003        4,000,000                    3,595,000
Peters (JM)
    Sr Nts                                             12.75          2002        6,000,000                    5,407,500
Schuller Intl Group
    Sr Nts                                             10.875         2004       12,000,000                   13,230,000
Southdown
    Sr Sub Nts                                         14.00          2001        5,000,000                    5,637,500
Walter Inds
    Sr Nts                                             12.19          2000       10,000,000                   10,150,000
                                                                                                          ______________
Total                                                                                                         49,645,000
_____________________________________________________________________________________________________________________________
Chemicals (1.3%)
Harris Chemical North Amer
    Sr Sub Nts                                         10.75          2003       10,000,000                    8,537,500
Huntsman
    1st Mtge                                           11.00          2004       15,000,000                   16,481,250
                                                                                                          ______________
Total                                                                                                         25,018,750
_____________________________________________________________________________________________________________________________
Communications equipment (2.6%)
Celcaribe
    Zero Coupon                                        14.874         2004        9,650,000 (c,f)              7,177,250
Cencall Communications
    Zero Coupon Sr Nts                                 10.09          1999       18,000,000 (f)                9,337,500
Communications & Power Inds
    Sr Sub Nts                                         12.00          2005        7,500,000 (c)                7,584,375
Panamsat
    Zero Coupon                                        12.63          1998       22,000,000 (f)               16,912,500
Pegasus Media & Communications
    Gtd Sr Nts                                         12.50          2005        7,500,000 (c)                7,612,500
U.S. Cellular
    Zero Coupon Cv                                      6.00          2015        3,800,000 (f)                1,344,250
                                                                                                          ______________
Total                                                                                                         49,968,375
_____________________________________________________________________________________________________________________________
Computers & office equipment (0.4%)
Anacomp                                                12.25          1997        3,160,000 (e)                3,128,400
Dictaphone
    Sr Sub Nts                                         11.75          2005        4,500,000                    4,516,875
                                                                                                          ______________
Total                                                                                                          7,645,275
_____________________________________________________________________________________________________________________________
Energy (2.9%)
Chesapeake Energy                                      12.00          2001        7,000,000                    6,956,250
Harcor Energy
    Sr Nts                                             14.875         2002        7,500,000 (c)                7,275,000
Mesa Capital                                           12.75          1998       25,000,000 (j)               23,125,000
Triton Energy
    Zero Coupon Sr Nts                                  9.68          1996        7,500,000 (f)                6,787,500
Wainoco Oil
    Sr Sub Nts                                         12.00          2002       10,800,000                   10,867,500
                                                                                                          ______________
Total                                                                                                         55,011,250
_____________________________________________________________________________________________________________________________
Food (1.7%)
Chiquita Brands Intl
    Sr Nts                                              9.625         2004        8,500,000                    8,351,250
Specialty Foods                                        10.25          2001        5,000,000 (c)                5,031,250
                                                       11.25          2003       11,000,000 (c)               10,945,000
    Zero Coupon                                        12.96          1999       17,000,000 (c,f)              8,755,000
                                                                                                          ______________
Total                                                                                                         33,082,500
_____________________________________________________________________________________________________________________________
Health care (2.4%)
Amerisource Distribution
    Pay-in-Kind                                        --             2005        8,101,539 (n)                8,678,774
Hillhaven
    Sr Sub Nts                                         10.125         2001        5,000,000                    5,443,750
Tenet Healthcare
    Sr Sub Nts                                         10.125         2005       20,000,000                   21,050,000
Total Renal Care                                       12.00          2004       11,500,000                   10,580,000
                                                                                                          ______________
Total                                                                                                         45,752,524
_____________________________________________________________________________________________________________________________

PAGE 24
Health care services (0.7%)
Charter Medical
    Sr Sub Nts                                         11.25          2004       12,500,000                  13,500,000
_____________________________________________________________________________________________________________________________
Household products (1.0%)
Darling-Delaware
    Sr Sub Nts                                         11.00          2000        9,932,000                    9,919,585
Playtex Family Products
    Sr Sub Nts                                          9.00          2003       10,000,000                    9,437,500
                                                                                                          ______________
Total                                                                                                         19,357,085
_____________________________________________________________________________________________________________________________
Industrial equipment & services (2.9%)
ACF Inds                                               11.60          2000        3,802,000                    3,830,515
Borg-Warner Security
    Sr Sub Nts                                          9.125         2003       10,000,000                    8,862,500
Fairchild Inds
    Sr Secured Nts                                     12.25          1999       15,000,000                   15,281,250
    Sr Sub Nts                                         12.25          1996        5,400,000                    5,393,250
Specialty Equipment
    Sr Sub Nts                                         11.375         2003       15,500,000                   16,042,500
Terex                                                  13.75          2002        6,000,000 (c)                4,620,000
                                                                                                          ______________
Total                                                                                                         54,030,015
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (9.0%)

Alliance Entertainment
    Sr Sub Nts                                         11.25          2005       10,000,000 (c)               10,037,500
AMC Entertainment
    Sr Nts                                             11.875         2000        5,000,000                    5,450,000
Bally's Grand
    1st Mtge                                           10.375         2003       10,000,000 (m)                9,775,000
Bally's Health & Tennis
    Sr Sub Nts                                         13.00          2003       10,000,000                    9,050,000
Bally's Park Place Funding
    1st Mtge Nts                                        9.25          2004       15,000,000                   14,118,750
Cinemark (USA)
    Sr Sub Nts                                         12.00          2002        7,500,000                    8,109,375
GNF Bally                                              10.625         2003        5,000,000                    4,343,750
Hollywood Casino                                       14.00          1998        6,500,000                    7,158,125
Hollywood Casino-Tunica                                13.50          1998       16,000,000                   19,060,000
MGM Grand Hotel Finance                                11.75          1999       10,000,000                   10,687,500
                                                       12.00          2002       14,000,000                   15,382,500
Plitt Theatres                                         10.875         2004       14,850,000                   14,515,875
Trump Castle Funding
    Mtge Nts                                           11.75          2003       14,711,250                   11,860,945
Trump Taj Mahal Funding
    Pay-in-Kind                                        --             1999       30,082,622 (n)               25,269,402
United Artists                                         11.50          2002        6,000,000 (c)                6,397,500
                                                                                                          ______________
Total                                                                                                        171,216,222
_____________________________________________________________________________________________________________________________
Media (12.0%)
Ackerley Communications
    Sr Secured Nts                                     10.75          2003        7,000,000 (c)                7,358,750
Adelphia Communications
    Pay-in-Kind                                        --             2004       31,592,759 (n)               26,735,372
    Sr Deb                                             11.875         2004        5,000,000                    5,031,250
Amer Telecasting
    Zero Coupon                                        12.50          2004        8,000,000 (f)                4,620,000
Benedek Broadcasting
    Sr Nts                                             11.875         2005       10,625,000 (c)               11,222,656
Big Flower Press
    Sr Sub Nts                                         10.75          2003        7,000,000 (c)                7,026,250
Cablevision Systems
    Sr Sub Deb                                          9.875         2013        8,000,000                    8,720,000
    Sr Sub Deb                                         10.75          2004       11,500,000                   12,261,875
Comcast Cellular
    Zero Coupon                                        11.73          2000       50,000,000 (f)               37,312,500
Continental Cablevision
    Sr Sub Deb                                         11.00          2007        9,800,000                   10,829,000
Outdoor Systems
    Sr Nts                                             10.75          2003        8,500,000                    8,213,125
Paramount Communications
    Sub Deb                                             7.00          2003       15,000,000                   14,287,950
People's Choice TV
    Zero Coupon                                         7.21          2004       20,500,000 (f,m)              9,583,750
Robin Media Group                                      11.125         1997        8,250,000                    7,971,563
                                                       11.625         1999        5,000,000                    4,918,750
PAGE 25
Scandinavian Broadcasting
    Cv Sub Deb                                          7.25          2005        4,000,000                    4,350,000
U.S. Banknote
    Sr Nts                                             11.625         2002       13,000,000                    9,880,000
Universal Outdoor
    Sr Nts                                             11.00          2003       13,000,000                   12,756,250
Viacom
    Sub Deb                                             8.00          2006       20,000,000                   19,500,000
Videotron Holdings
    Zero Coupon Sr Disc Nts                             5.43          2005       10,000,000 (f,m)              5,875,000
                                                                                                          ______________
Total                                                                                                        228,454,041
_____________________________________________________________________________________________________________________________
Metals (2.4%)
Carbide/Graphite Group
    Sr Nts                                             11.50          2003       10,000,000                   10,550,000
EnviroSource
    Sr Nts                                              9.75          2003        8,000,000                    7,320,000
Kaiser Aluminum & Chemical
    Sr Nts                                              9.875         2002       11,500,000                   11,543,125
NS Group                                               13.50          2003       14,000,000                   13,370,000
Sahaviriya Steel Inds
    Cv                                                  3.50          2005        3,000,000 (c)                3,030,000
                                                                                                           _____________
Total                                                                                                         45,813,125
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (3.7%)
G-I Holdings
    Zero Coupon Sr Nts                                 11.37          1998       50,000,000 (f)               36,375,000
Saul (BF) REIT
    Sr Nts                                             11.625         2002        9,300,000                    8,695,500
Talley Inds
    Zero Coupon Sr Disc Deb                            12.20          1998       24,000,000 (f)               16,800,000
Talley Mfg & Technology
    Sr Nts                                             10.75          2003        8,500,000                    8,500,000
                                                                                                           _____________
Total                                                                                                         70,370,500
_____________________________________________________________________________________________________________________________
Paper & packaging (5.8%)
Gaylord Container
    Zero Coupon Sr Sub Disc Deb                        12.66          1996       28,000,000 (f)               28,000,000
Ivex Holdings
    Zero Coupon Sr Deb                                 14.02          2000       10,000,000 (f)                5,662,500
Plastic Containers
    Sr Secured Nts                                     10.75          2001        9,000,000                    9,236,250
Repap Wisconsin
    Sr Secured Nts                                      9.875         2006        7,500,000                    7,462,500
Sappi BVI Finance
    Cv                                                  7.50          2002        3,000,000 (c)                3,093,750
Silgan
    Zero Coupon                                        13.19          1995       20,000,000 (f)               18,625,000
Stone Container
    Sr Nts                                             11.50          2004        4,500,000                    4,848,750
    Sr Nts                                             12.625         1998        4,500,000                    4,950,000
    Sr Sub Nts                                         11.00          1999        6,500,000                    6,751,875
Sweetheart Cup
    Sr Sub Nts                                         10.50          2003       13,500,000                   13,230,000
Warren (SD)
    Sr Nts                                             12.00          2004        6,500,000                    7,255,625
                                                                                                          ______________
Total                                                                                                        109,116,250
_____________________________________________________________________________________________________________________________
Restaurants & lodging (2.1%)
Flagstar
    Sr Sub Deb                                         11.25          2004       15,000,000                   11,681,250
Hammons (John Q) Hotels
    1st Mtge                                            8.875         2004       12,000,000                   11,370,000
Santa Fe Hotel
    1st Mtge                                           11.00          2000       13,805,000                   11,044,000
Trump Plaza Funding
    1st Mtge                                           10.875         2001        7,000,000 (m)                6,475,000
                                                                                                          ______________
Total                                                                                                         40,570,250
_____________________________________________________________________________________________________________________________
Retail (8.5%)
Apparel Retail
    Zero Coupon                                        12.67          2005       11,500,000 (f)                7,144,375
Big V Supermarkets
    Sr Sub Nts                                         11.00          2004        6,000,000                    4,927,500
Dairy Mart Convenience Stores
    Sr Sub Nts                                         10.25          2004       19,700,000                   16,540,250
PAGE 26
Di Giorgio
    Sr Nts                                             12.00          2003       16,000,000                   12,060,000
GND Holdings
    Zero Coupon                                        --             1999          579,120 (d,e,f)                   --
    Zero Coupon Jr Sub Nt                              --             1999        3,370,437 (d,e,f)                   --
Grand Union
    Sr Nts                                             12.00          2004       12,500,000                   11,937,500
Kash n' Karry Food Stores
    Pay-in-kind                                        --             2003       16,549,690 (n)               16,715,187
Pathmark Stores
    Sr Sub Nts                                          9.625         2003       10,000,000                   10,000,000
    Zero Coupon Jr Sub Nts                             11.71          1999       13,500,000 (f)                8,910,000
Penn Traffic
    Sr Sub Nts                                          9.625         2005       20,000,000                   16,200,000
Pueblo Xtra Intl
    Sr Nts                                              9.50          2003       14,040,000                   13,478,400
Ralphs Grocery
    Sr Nts                                             10.45          2004       10,000,000                    9,800,000
    Sr Sub Nts                                         11.00          2005        3,500,000                    3,303,125
Service Merchandise
    Sr Sub Deb                                          9.00          2004        7,000,000                    5,906,250
Stater Brothers Holdings
    Sr Nt                                              11.00          2001       14,500,000                   14,481,875
Super Rite Foods
    Sr Sub Nts                                         10.625         2002        9,500,000                   10,307,500
                                                                                                          ______________
Total                                                                                                        161,711,962
_____________________________________________________________________________________________________________________________
Soaps & cosmetics (1.2%)
Coty
    Sr Sub Nts                                         10.25          2005       10,000,000                   10,362,500
Revlon Consumer Products
    Sr Nts                                              9.375         2001        2,500,000                    2,481,250
    Sr Nts                                              9.50          1999       10,000,000                   10,050,000
                                                                                                          ______________
Total                                                                                                         22,893,750
_____________________________________________________________________________________________________________________________
Textiles & apparel (2.0%)
Dominion Textiles
    Sr Nts                                              8.875         2003        5,000,000                    4,981,250
Hat Brand Holdings                                     12.625         2002        5,000,000 (e)                5,375,000
Hosiery Corp of America                                13.75          2002       10,000,000                   10,370,000
WestPoint Stevens
    Sr Sub Deb                                          9.375         2005       18,000,000                   17,550,000
                                                                                                             ___________
Total                                                                                                         38,276,250
_____________________________________________________________________________________________________________________________
Miscellaneous (0.9%)
ECM Funding LP                                         11.918         2002        3,030,092 (e)                3,333,102
KinderCare Learning Centers
    Sr Nts                                             10.375         2001        6,000,000                    6,217,500
Samsonite
    Sr Sub Nts                                         11.125         2005        7,500,000 (c)                7,659,375
                                                                                                          ______________
Total                                                                                                         17,209,977
_____________________________________________________________________________________________________________________________
Transportation (1.4%)
Braniff
    Sr Reset Nts                                       --             1999        5,000,000 (d,e,h,j)                 --
GPA Delaware                                            8.75          1998       10,000,000                    8,900,000
GPA Group                                               7.00          1997        1,301,192 (e,o)              1,236,132
                                                        7.25          1997        1,032,961 (e,o)                981,313
                                                        7.50          1997        2,135,619 (e,o)              2,028,838
                                                        7.562         1997        3,362,590 (e,o)              3,194,461
                                                        7.75          1997          492,220 (e,o)                467,609
                                                        7.875         1997          447,473 (e,o)                425,099
Trans Ocean Container                                  12.25          2004        8,750,000                    8,892,188
                                                                                                          ______________
Total                                                                                                         26,125,640
_____________________________________________________________________________________________________________________________
Utilities (4.4%)
Electric (1.8%)
California Energy
    Ltd Resource Sr Secured Nts                         9.875         2003        7,000,000 (m)                7,078,750
First Palo Verde Funding                               10.15          2016        6,150,000                    6,284,193
Midland Funding II                                     13.25          2006       12,500,000                   13,234,375
Texas-New Mexico Power
    Secured Deb                                        10.75          2003        7,000,000                    7,446,250
                                                                                                          ______________
Total                                                                                                         34,043,568
_____________________________________________________________________________________________________________________________
PAGE 27
Gas (0.6%)
TransTexas Gas
    Sr Secured Nts                                     11.50          2002       10,000,000                  10,525,000
_____________________________________________________________________________________________________________________________
Telephone (2.0%)
Geotek Communications
    Zero Coupon                                         7.38          2005       20,750,000 (c,f)             10,375,000
Intermedia Communications of Florida
    Sr Nts                                             13.50          2005       19,750,000 (c)               19,769,672
Pagemart Nationwide (Warrants Attached)
    Zero Coupon Sr Nts                                  7.67          2000       14,500,000 (c,f)              8,700,000
                                                                                                          ______________
Total                                                                                                         38,844,672
_____________________________________________________________________________________________________________________________
Foreign (7.7%)(g)
Argentina Republic Euro
    (U.S. Dollar)                                       7.312         2005       22,750,000                   13,920,156
Doman Inds
    (U.S. Dollar)                                       8.75          2004       16,500,000                   16,025,625
Fresh Delmonte
    (U.S. Dollar)                                      10.00          2003       11,000,000                    9,033,750
Gulf Canada Resources
    (U.S. Dollar)                                       9.25          2004       13,500,000                   13,348,125
Mexican Cetes Treasury Bill
    (Mexican Peso) Zero Coupon                         45.94          1996       17,281,150 (f)                2,329,309
Poland Discount
    (U.S. Dollar)                                       7.125         2024        5,000,000                    3,806,250
Poland PDI Euro
    (U.S. Dollar)                                       3.25          2014       10,000,000                    6,118,750
PT Indah Kiat Pulp & Paper
    (U.S. Dollar)                                      11.875         2002       20,000,000                   20,625,000
Repap New Brunswick
    (U.S. Dollar) Sr Nts                               10.625         2005        6,000,000                    6,082,500
Republic of Brazil
    (U.S. Dollar)                                       7.31          2012        6,500,000                    3,432,812
Rogers Cablesystems
    (U.S. Dollar) Sr Secured Nts                        9.625         2002        5,000,000                    5,075,000
Rogers Cantel
    (U.S. Dollar) Sr Sub Nts                           11.125         2002       10,000,000                   10,437,500
Sherritt
    (U.S. Dollar)                                      10.50          2014       10,000,000                   10,262,500
Tarkett Intl
    (U.S. Dollar)                                       9.00          2002       10,000,000                   10,125,000
Tjiwi Kimia
    (U.S. Dollar)                                      13.25          2001       15,000,000                   16,143,750
                                                                                                          ______________
Total                                                                                                        146,766,027
_____________________________________________________________________________________________________________________________
Total bonds
(Cost: $1,642,843,562)                                                                                    $1,674,150,373
_____________________________________________________________________________________________________________________________
/TABLE

PAGE 28

Stocks and other (7.8%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Amer Telecasting
  Warrants                                                                           40,000                      40,000
Berg Electronics
  Common                                                                            770,400 (d)               4,237,200
  Pay-in-kind                                                                       404,759 (c,n)            11,130,872
Celcaribe
  Common                                                                            951,210 (c,d)             1,236,573
Cherokee
  Warrants                                                                           44,107                       3,867
Chevy Chase Savings
  13% Preferred                                                                     180,000                   5,197,500
Communications & Power Inds
  Common                                                                              3,500 (c,d)               354,375
  14% Preferred                                                                      50,000 (c)               4,650,000
Crown Packaging
  Warrants                                                                           10,000                     200,000
Dial Page
  Warrants                                                                           18,902                         189
Dr. Pepper Bottling Holdings
  Common                                                                            100,000 (d)                 425,000
EnviroSource
  7.25% Cv Preferred                                                                112,000                  14,560,000
EUA Power
  Contingent Interest Certificates                                                    5,000 (d,e,h)                   --
Federated Dept Stores
  Warrants                                                                           72,890                     314,338
First Chicago
  2.875% Cv Preferred                                                                50,000                   3,025,000
First Nationwide Bank
  11.50% Preferred                                                                  106,500                  11,448,750
Foodmaker
  Warrants                                                                            7,000                     129,500
Gaylord Container
  Common                                                                            437,500 (d)               5,140,625
  Warrants                                                                          562,500                   5,484,375
Great Bay Power
  Common                                                                             75,553 (d)                 623,304
Harcor Energy
  Warrants                                                                          165,000 (c)                 189,750
Harvard Inds
  Pay-in-Kind                                                                       438,224 (n)              10,955,600
Hat Brand Holdings
  Warrants                                                                           90,346 (e)                 993,802
Hemmetter Enterprises
  Warrants                                                                           36,000 (c)                  54,000
Homestead Savings
  Warrants                                                                           42,500 (d,h)                     --
Hosiery Corp of Amer
  Warrants                                                                           10,000 (c)                  30,000
Houlihan's Restaurant
  Warrants                                                                            5,886                      29,430
IFINT Diversified Holdings
  Common                                                                             42,418 (e)               1,696,720
Intermedia Communications
  Warrants                                                                           19,750                     197,763
K-III Communications
  Pay-in-Kind Sr Exchangeable                                                       106,168 (n)              10,192,148
Maryland Cable
  Common                                                                            378,000 (d)                   3,780
Methanex
  Common                                                                            200,000 (d)               1,475,000
MFS Communications
  Common                                                                              4,111 (d)                 153,216
  2.68% Cv Preferred                                                                210,000                   8,715,000
Natl Health Investors
  8.50% Cv Preferred                                                                 60,000                   1,597,500
NVR
  Common                                                                            100,000 (d)                 981,250
Olympic Financial
  Common                                                                            100,000 (d)               2,287,500
Pagemart
  Common                                                                             50,750 (c,d)               507,500
PAGE 29
Panamsat
   Pay-in-kind                                                                       10,297 (n)              11,432,244
Pantry Pride
  14.875% Preferred                                                                 100,000                   9,800,000
Pullman
  Common                                                                            273,141 (d)               2,185,128
Reliance Group Holdings
  Warrants                                                                          277,791                     555,582
Southdown
  Warrants                                                                           50,000 (e)                 225,000
Specialty Foods Acquisition
  Common                                                                            300,000 (d)                 525,000
Supermarket General
  Pay-in-Kind Cv                                                                    275,000 (n)               7,975,000
Tele-Communications
  6% Preferred                                                                       75,000                   4,650,000
TransDigm
  Warrants                                                                            7,500 (e)                 749,968
Triangle Wire & Cable
  Common                                                                            548,889 (d,e)             1,097,778
Webcraft Technology
  Common                                                                             32,502 (d,e)                   325
WestFed Holdings
  Non-Voting Common                                                                  21,699 (d,e,h)                   --
  Pay-in-Kind Cm Sr                                                                  71,264 (d,e,h,n)                 --
_____________________________________________________________________________________________________________________________
Total stocks and other
Cost: $159,052,558)                                                                                       $  147,457,452
_____________________________________________________________________________________________________________________________

Short-term securities (1.6%)
_____________________________________________________________________________________________________________________________
Issuer                                                 Annualized                      Amount                       Value(a)
                                                         yield on                  payable at
                                                          date of                    maturity
                                                         purchase
_____________________________________________________________________________________________________________________________
U.S. government agency (0.1%)
Federal Natl Mtge Assn Disc Notes
  09-14-95                                              5.68%                    $  100,000                       99,795
  09-19-95                                              5.72                      1,700,000                    1,695,164
                                                                                                          ______________
Total                                                                                                          1,794,959
_____________________________________________________________________________________________________________________________
Commercial paper (1.5%)
Cafco
  09-18-95                                              5.76                      8,500,000                    8,477,041
Colgate-Palmolive
  09-18-95                                              5.78                      1,100,000 (i)                1,097,013
Metlife Funding
  09-21-95                                              5.76                      4,100,000                    4,086,948
PACCAR Financial
  09-20-95                                              5.75                      5,500,000                    5,483,396
  09-22-95                                              5.75                        900,000                      896,997
Reed Elsevier
  09-13-95                                              5.75                      7,600,000 (i)                7,585,509
Southwestern Bell Telephone
  09-08-95                                              5.77                      1,400,000                    1,398,438
                                                                                                          ______________
Total                                                                                                         29,025,342
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $30,820,301)                                                                                       $   30,820,301
_____________________________________________________________________________________________________________________________
Total investments in securities of unaffiliated issuers
(Cost: $1,832,716,421)                                                                                    $1,852,428,126
_____________________________________________________________________________________________________________________________

PAGE 30

Investments in securities of affiliated issuers (k)
_____________________________________________________________________________________________________________________________
Common stocks (1.3%)
_____________________________________________________________________________________________________________________________
Issuer                                                                                   Shares                      Value(a)

_____________________________________________________________________________________________________________________________
Envirodyne Inds                                                                     727,116 (d)           $    3,181,133
Kash n' Karry Food Stores                                                           828,135 (d)               21,738,544
_____________________________________________________________________________________________________________________________
Total investments in securities of affiliated issuers
(Cost: $31,062,250)                                                                                       $   24,919,677
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $1,863,778,671)(p)                                                                                 $1,877,347,803
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1995.
(c) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Unless otherwise noted, this security has been determined to be liquid under guidelines established by the board of directors.
(d) Presently non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e) Identifies issues considered to be illiquid (see Note 6 to the financial statements). Information concerning such security holdings at Aug. 31, 1995 is as follows:
    Security                                    Acquisition                                 Cost
                                                      dates
   _____________________________________________________________________________________________
    Anacomp
      12.25% 1997                                  08-25-92                           $3,321,950
    Braniff
      15% Sr Reset Nts                             04-03-89                            4,550,000
    ECM Funding LP
      11.918% 2002                                 04-13-92                            3,030,092
    EUA Power
      Contingent Interest Certificates             05-25-90                                   --
    GND Holdings
      Zero Coupon 12% 1999                         11-03-93                              492,252
      Zero Coupon Jr Sub Nt 6.18% 1999             04-14-92                            2,224,487
    GPA Group
      7% 1997                                      07-20-95                            1,301,192
      7.25% 1997                                   07-17-95                            1,032,961
      7.50% 1997                                   07-17-95                            2,135,619
      7.562% 1997                                  07-17-95                            3,362,590
      7.75% 1997                                   07-20-95                              492,220
      7.875% 1997                                  08-18-95                              447,473
    Hat Brand Holdings
      12.625% 2002                                 09-03-92                            5,000,000
      Warrants                                     09-03-92                                   --
    IFINT Diversified Holdings
      Common                                       08-18-94                              749,736
    Southdown
      Warrants                                     10-30-91                              150,000
    TransDigm
      13% Sr Secured Nts 2000          09-29-93 thru 07-25-95                          8,146,642
      Warrants                         09-29-93 thru 07-25-95                            701,646
    Triangle Wire & Cable
      Common                                       01-13-92                           13,000,117
    Webcraft Technology
      Common                                       12-22-86                               16,874
    WestFed Holdings
      Non-Voting Common                            09-30-88                                  655
      Pay-in-Kind Cm Sr                09-30-88 thru 06-11-93                          5,995,474

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(g) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(h) Presently negligible market value.
(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.
(j) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 1995.
(k) Investments representing 5% or more of the outstanding voting securities of the issuer.
PAGE 31
(l) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offered Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 1995. Inverse floaters in the aggregate represent 1.7% of the Fund's net assets as of Aug. 31,
1995.
(m) Security is partially or fully on loan. See note 4 to the financial statements.
(n) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.
(o) The fund is committed, if requested by the investee company, to invest additional amounts. At Aug. 31, 1995, the outstanding commitment is $599,973.
(p) At Aug. 31, 1995, the cost of securities for federal income tax purposes was $1,859,031,154 and the aggregate gross unrealized appreciation and depreciation based on that cost was:


    Unrealized appreciation                                                     $97,081,929
    Unrealized depreciation                                                     (78,765,280)
    ___________________________________________________________________________________________
    Net unrealized appreciation                                                 $18,316,649
    ___________________________________________________________________________________________

PAGE 32
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 33
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

PAGE 34
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

PAGE 35
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

PAGE 36
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Federal income tax information

IDS Extra Income Fund, Inc.
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Extra Income Fund, Inc.
Fiscal year ended Aug. 31, 1995

Class A
Income distributions
taxable as dividend income, 5.48% qualifying for deduction by corporations

Payable date            Per share

Sept. 28, 1994           $0.03500
Oct. 27, 1994             0.03500
Nov. 29, 1994             0.04000
Dec. 29, 1994             0.03500
Jan. 26, 1994             0.03250
Feb. 24, 1994             0.03000
March 29, 1995            0.03100
April 27, 1995            0.03101
May 26, 1995              0.03103
June 27, 1995             0.03105
July 27, 1995             0.03107
Aug. 28, 1995             0.03046

Total distributions      $0.39312

Class B
Income distributions
taxable as dividend income, 5.48% qualifying for deduction by corporations.

Payable date            Per share

March 29, 1995           $0.03062
April 27, 1995            0.02880
May 26, 1995              0.02864
June 27, 1995             0.02838
July 27, 1995             0.02853
Aug. 28, 1995             0.02790

Total distributions      $0.17287

PAGE 38
Class Y
Income distributions
taxable as dividend income, 5.48% qualifying for deduction by corporations.

Payable date            Per share

March 29, 1995           $0.03117
April 27, 1995            0.03157
May 26, 1995              0.03159
June 27, 1995             0.03168
July 27, 1995             0.03166
Aug. 28, 1995             0.03105

Total distributions      $0.18872

PAGE 39
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
FINANCIAL
ADVISORS


IDS EXTRA INCOME FUND, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 40
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report and
                                         prospectus are placed
                                         in blue strip at the top
                                         of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the                      graph is described in
    annual report and prospectus.        parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.